Cover	Mar. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2022
Entity File Number	001-37941
Entity Registrant Name	SenesTech, Inc.
Entity Central Index Key	0001680378
Entity Tax Identification Number	20-2079805
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23460 N.
Entity Address, Address Line Two	19th Avenue,
Entity Address, Address Line Three	Suite 110
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85027
City Area Code	928
Local Phone Number	779-4143
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SNES
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false